Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Financial assets measured at fair value on a recurring basis

Description	December 31, 2012	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

U. S. agency securities	$3,731	$—	$3,731	$—
Mortgage-backed securities	79,666	—	79,666	—
Corporate securities	1,968	—	1,968	—
Equity securities	1,071	476	—	595

Securities available for sale	$86,436	$476	$85,365	$595

Description	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

U. S. agency securities	$5,665	$—	$5,665	$—
Mortgage-backed securities	65,312	—	65,312	—
Corporate securities	1,772		1,772
Equity securities	1,055	460	—	595

Securities available for sale	$73,804	$460	$72,749	$595

Available for sale securities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	2012	2011

Fair Value, beginning of year	$595	$589
Total gains (losses) included in other comprehensive income	—	6
Purchases	—	—

Fair Value, end of year	$595	$595

Assets measured at fair value on a non-recurring basis

Description	December 31, 2012	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Impaired loans	$6,734	$0	$0	$6,734
Foreclosed real estate	212	0	0	212

Description	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Impaired loans	$4,276	$—	$—	$4,276
Foreclosed real estate	358	—	—	358

Quantitative information about Level 3 Fair Value Measurements

	Quantitative information about Level 3 fair value measurements for December 31, 2012
	Fair Value	Valuation Techniques	Unobservable Input
Securities available for sale	$595	Last sale price	-
Impaired loans	$6,734	Discounted cash flow Discounted appraised value	Constant prepayment rate, selling cost and discount for lack of marketability
Other real estate owned	$212	Discounted appraised value	Selling cost and discount for lack of marketability

Estimated fair values of financial instruments

	December 31, 2012
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Financial assets:
Cash and cash equivalents	$17,789	$17,789	$17,789	$—	$—
Time certificates of deposit	198	198	198	—	—
Investment securities:
Available for sale	86,436	86,436	476	85,365	595
Held to maturity	50,648	53,486	—	53,486	—
Loans, net	242,935	245,243	—	—	245,243
Accrued interest receivable	1,576	1,576	—	1,576	—
Investment in life insurance	8,250	8,250	—	8,250	—
Restricted investment in bank stocks	1,794	1,794	—	1,794	—
Mortgage servicing rights	564	564	—	564	—

Total financial assets	$410,190	$415,336	$18,463	$151,035	$245,838

Financial liabilities:
Deposits	$365,128	$370,471	$—	$370,471	$—
Short-term borrowings	2,410	2,410	—	2,410	—
Long-term debt	10,000	11,560	—	11,560	—
Junior subordinated debt	5,155	5,155	—	—	5,155
Accrued interest payable	258	258	—	258	—

Total financial liabilities	$382,951	$389,854	$—	$384,699	$5,155

Off-balance sheet financial instruments	$—	$—	$—	$—	$—

	2011
	Carrying Amount	Fair Value

Financial assets:
Cash and cash equivalents	$9,938	$9,938
Time certificates of deposit	198	198
Investment securities:
Available for sale	73,804	73,804
Held to maturity	34,972	36,639
Loans, less allowance for loan losses	247,703	250,707
Accrued interest receivable	1,417	1,417
Restricted investment in bank stocks	2,121	2,121

Total financial assets	$370,153	$374,824

Financial liabilities:
Deposits	$330,549	$335,041
Short-term borrowings	2,685	2,685
Long-term debt	15,000	16,799
Junior subordinated debt	5,155	5,155
Accrued interest payable	298	298

Total financial liabilities	$353,687	$359,978

Off-balance sheet financial instruments	—	—